Asset acquisition (Details) - Program portfolio of therapeutics targeting asyn from Affiris SFr in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CHF (SFr)
Disclosure of detailed information about intangible assets [line items]
Shares transferred as consideration in asset acquisition | shares	7,106,840
Total consideration transferred, acquisition-date fair value, asset acquisition	$ 58.7	SFr 55,100
Cash	5.0	4,634
IPR&D asset		50,416
Total assets acquired		55,050
IPR&D intangible asset associated with ACI 7104.056
Disclosure of detailed information about intangible assets [line items]
IPR&D asset	$ 53.7	SFr 50,400
IPR&D intangible asset associated with ACI 7104.056 | Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Discount rate	0.15	0.15